Summary of Material Accounting Policies (Details) - USD ($)		12 Months Ended
	Jul. 24, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Summary of Material Accounting Policies [Line Items]
Comprehensive income		$ (56,329,054)	$ (37,878,423)	$ (47,746,163)
Net cash outflows from operations		(52,782,838)	(36,645,477)	(22,975,935)
Cash and cash equivalents		4,138,074	29,116,835	18,575,040	$ 11,699,066
Net current assets		$ 340,194	337,093
Maximum overdue days		30 days
Processed amount		$ 3,000,000
Total equity		$ 22,323,683	42,871,904	$ 27,353,286	$ 45,579,425
Subsequent Events [Member]
Summary of Material Accounting Policies [Line Items]
Amount of Institutional Offer	$ 12,500,000
Amount of Institutional Launched	$ 6,000,000
Ordinary shares [Member]
Summary of Material Accounting Policies [Line Items]
New per share		$ 3.16
Total equity		$ 384,493,800
Ordinary shares [Member] | Share Purchase Plan [Member]
Summary of Material Accounting Policies [Line Items]
New per share		$ 0.015
Total equity		$ 448,839,531
Going concern [Member]
Summary of Material Accounting Policies [Line Items]
Net current assets			$ 22,323,683